Summary of Significant Accounting Policies (Details) - Schedule of total revenue by product categories - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
Schedule of Total Revenue by Product Categories [Abstract]
Total revenue		$ 169,724,346	$ 234,752,580	[1]	$ 224,758,556	[1]
Beauty products [Member]
Schedule of Total Revenue by Product Categories [Abstract]
Total revenue		128,781,665	154,741,555		141,921,837
Health products [Member]
Schedule of Total Revenue by Product Categories [Abstract]
Total revenue		18,701,204	19,374,420		39,818,777
Sundry products [Member]
Schedule of Total Revenue by Product Categories [Abstract]
Total revenue	[2]	11,033,924	50,513,824		32,920,998
Other Products and Service [Member]
Schedule of Total Revenue by Product Categories [Abstract]
Total revenue		$ 11,207,553	$ 10,122,781		$ 10,096,944

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	Sundry products include primarily home goods, such as bedding and bath products, home décor, dining and tabletop items, storage containers, car supplies, cleaning agents, and laundry supplies. It also includes spa supplies, clothing, formula milk, and diapers.